BLACKROCK FUNDS(SM)

                      EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002


RISK/RETURN INFORMATION

The section of the Prospectus entitled "Risk/Return Information" for certain of the Portfolios has been amended so that the 10-year average annual total return for Investor B Shares of those Portfolios is as follows:

Large Cap Growth Equity Portfolio......................      6.18%
Balanced Portfolio......................................     8.57%


BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

          The section "Fund Management" on pages 29 and 30 has been amended to read in its entirety as follows:

               The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997, and Neil Wagner, Director of BlackRock since May 2002. Prior to joining BlackRock, Jean Rosenbaum served as an equity analyst for PNC Bank From 1994 to 1997. Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Jean Rosenbaum has been portfolio manager since June 2001, and Neil Wagner has been portfolio co-manager since May 2002.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Expenses and Fees

          The following has been added after the first paragraph under "Expenses and Fees" on page 36:

               The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.

BLACKROCK SMALL CAP GROWTH EQUITY Portfolio

Primary Investment Strategies

         The first three paragraphs in the section "Primary Investment Strategies" on page 40 have been amended to read in their entirety as follows:

               In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalization under $2.5 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

               The management team focuses on small cap emerging growth companies with market capitalization under $2.5 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities) performed by the management team. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

               The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals or the company fails to meet performance expectations.

Fund Management

          The section "Fund Management" on page 45 has been amended to read in its entirety as follows:

               The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Neil Wagner, Director of BlackRock since May 2002, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock, Jean Rosenbaum served as an equity analyst for PNC Bank From 1994 to 1997. Neil Wagner has been portfolio manager since May 2002, and Jean Rosenbaum has been portfolio co-manager since June 2001.


BlackRock INTERNATIONAL EMERGING MARKETS Portfolio

The Board of Trustees of BlackRock Funds has voted to close the International Emerging Markets Portfolio to new purchases and exchanges effective as of May 13, 2002 and to terminate and wind up the affairs of the fund on or about June 29, 2002.

BlackRock Advisors, Inc., the fund's adviser, has informed the Board that as a result of expected redemptions, the diminished size of the fund would make it difficult to manage in accordance with its investment program.

The Prospectus is also amended to remove information relating to the sale of fund shares. Of course, you may still redeem shares of the fund as described in the Prospectus at any time prior to the termination and winding up of the fund. The fund will waive any deferred sales charges or redemption fees applicable. If you are still a shareholder of the fund as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

          The section "Fund Management" on page 114 has been amended to read in its entirety as follows:

               The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott, Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

BLACKROCK BALANCED PORTFOLIO

Fund Management

          The section "Fund Management" on page 128 has been amended to read in its entirety as follows:

               The portfolio manager for the equity portion of the fund is Wade Wescott, Vice President and investment manager at BlackRock Advisors, Inc. (BlackRock) since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

               The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.


BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Primary Investment Strategies

         The last paragraph in the section "Primary Investment Strategies" on page 131 has been amended to read in its entirety as follows:

               The Micro-Cap Equity Portfolio was closed to new investors as of 4 p.m., December 23, 1999. Shareholders as of 4 p.m., December 23, 1999 may make additional investments. In addition, shareholders can exchange their Investor A, B, or C shares from the Small Cap Growth Equity Portfolio for Investor A, B or C shares of the Micro-Cap Equity Portfolio effective as of May 13, 2002. The fund may re-open to new investors in the future.

ABOUT YOUR INVESTMENT

Management

         The table on page 151 in the section entitled "Management" has been amended so that for the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the following funds to BlackRock Advisors, Inc. or BlackRock International, Ltd., as applicable, as a percentage of average daily net assets were:

Large Cap Value Equity Portfolio.......................      0.52%
European Equity Portfolio...............................     0.02%



This Supplement is dated May 13, 2002.

                              BLACKROCK FUNDS(SM)

                        EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002


BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

          The section "Fund Management" on page 21 has been amended to read in its entirety as follows:

               The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997, and Neil Wagner, Director of BlackRock since May 2002. Prior to joining BlackRock, Jean Rosenbaum served as an equity analyst for PNC Bank From 1994 to 1997. Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Jean Rosenbaum has been portfolio manager since June 2001, and Neil Wagner has been portfolio co-manager since May 2002.

BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

EXPENSES AND FEES

          The following has been added after the first paragraph under "Expenses and Fees" on page 26:

               The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.


BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

         The first three paragraphs in the section "Primary Investment Strategies" on page 28 have been amended to read in their entirety as follows:

               In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalization under $2.5 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

               The management team focuses on small cap emerging growth companies with market capitalization under $2.5 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities) performed by the management team. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

               The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals or the company fails to meet performance expectations.

Fund Management

          The section "Fund Management" on page 32 has been amended to read in its entirety as follows:

               The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Neil Wagner, Director of BlackRock since May 2002, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock, Jean Rosenbaum served as an equity analyst for PNC Bank From 1994 to 1997. Neil Wagner has been portfolio manager since May 2002, and Jean Rosenbaum has been portfolio co-manager since June 2001.


BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

The Board of Trustees of BlackRock Funds has voted to close the International Emerging Markets Portfolio to new purchases and exchanges effective as of May 13, 2002 and to terminate and wind up the affairs of the fund on or about June 29, 2002.

BlackRock Advisors, Inc., the fund's adviser, has informed the Board that as a result of expected redemptions, the diminished size of the fund would make it difficult to manage in accordance with its investment program.

The Prospectus is also amended to remove information relating to the sale of fund shares. Of course, you may still redeem shares of the fund as described in the Prospectus at any time prior to the termination and winding up of the fund. The fund will waive any redemption fees applicable. If you are still a shareholder of the fund as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

          The section "Fund Management" on page 92 has been amended to read in its entirety as follows:

               The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott, Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

BLACKROCK BALANCED PORTFOLIO

Fund Management

          The section "Fund Management" on page 103 has been amended to read in its entirety as follows:

               The portfolio manager for the equity portion of the fund is Wade Wescott, Vice President and investment manager at BlackRock Advisors, Inc. (BlackRock) since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

               The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.


BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Primary Investment Strategies

         The last paragraph in the section "Primary Investment Strategies" on page 106 has been amended to read in its entirety as follows:

               The Micro-Cap Equity Portfolio was closed to new investors as of 4 p.m., December 23, 1999. Shareholders as of 4 p.m., December 23, 1999 may make additional investments. In addition, shareholders can exchange their Service shares from the Small Cap Growth Equity Portfolio for Service shares of the Micro-Cap Equity Portfolio effective as of May 13, 2002. The fund may re-open to new investors in the future.

This Supplement is dated May 13, 2002.

                             BLACKROCK FUNDS(SM)

                     EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002


BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

          The section "Fund Management" on page 20 has been amended to read in its entirety as follows:

                  The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility:
                  Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997, and Neil Wagner, Director of BlackRock since May 2002. Prior to joining BlackRock, Jean Rosenbaum served as an equity analyst for PNC Bank From 1994 to 1997. Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Jean Rosenbaum has been portfolio manager since June 2001, and Neil Wagner has been portfolio co-manager since May 2002.


BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO

Expenses and Fees

          The following has been added after the first paragraph under "Expenses and Fees" on page 25:

                  The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.


BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

         The first three paragraphs in the section "Primary Investment Strategies" on page 27 have been amended to read in their entirety as follows:

                  In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies (market capitalization under $2.5 billion) which the fund management team believes offer superior prospects for growth. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

                  The management team focuses on small cap emerging growth companies with market capitalization under $2.5 billion. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities) performed by the management team. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

                  The fund generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals or the company fails to meet performance expectations.

Fund Management

          The section "Fund Management" on page 31 has been amended to read in its entirety as follows:

                  The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility:
                  Neil Wagner, Director of BlackRock since May 2002, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, Neil Wagner was a portfolio manager at Massachusetts Financial Services Company (MFS) since 1998. Prior to that, he was a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Prior to joining BlackRock, Jean Rosenbaum served as an equity analyst for PNC Bank From 1994 to 1997. Neil Wagner has been portfolio manager since May 2002, and Jean Rosenbaum has been portfolio co-manager since June 2001.


BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

The Board of Trustees of BlackRock Funds has voted to close the International Emerging Markets Portfolio to new purchases and exchanges effective as of May 13, 2002 and to terminate and wind up the affairs of the fund on or about June 29, 2002.

BlackRock Advisors, Inc., the fund's adviser, has informed the Board that as a result of expected redemptions, the diminished size of the fund would make it difficult to manage in accordance with its investment program.

The Prospectus is also amended to remove information relating to the sale of fund shares. Of course, you may still redeem shares of the fund as described in the Prospectus at any time prior to the termination and winding up of the fund. The fund will waive any redemption fees applicable. The fund will waive any deferred sales charges applicable. If you are still a shareholder of the fund as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.


BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

          The section "Fund Management" on page 88 has been amended to read in its entirety as follows:

                  The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott, Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.


BLACKROCK BALANCED PORTFOLIO

Fund Management

          The section "Fund Management" on page 100 has been amended to read in its entirety as follows:

                  The portfolio manager for the equity portion of the fund is Wade Wescott, Vice President and investment manager at BlackRock Advisors, Inc. (BlackRock) since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

                  The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.


BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Primary Investment Strategies

         The last paragraph in the section "Primary Investment Strategies" on page 103 has been amended to read in its entirety as follows:

                  The Micro-Cap Equity Portfolio was closed to new investors as of 4 p.m., December 23, 1999. Shareholders as of 4 p.m., December 23, 1999 may make additional investments. In addition, shareholders can exchange their Institutional shares from the Small Cap Growth Equity Portfolio for Institutional shares of the Micro-Cap Equity Portfolio effective as of May 13, 2002. The fund may re-open to new investors in the future.


ABOUT YOUR INVESTMENT

Management

         The table on page 113 in the section entitled "Management" has been amended so that for the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the following fund to BlackRock Advisors, Inc. or BlackRock International, Ltd., as applicable, as a percentage of average daily net assets were:

European Equity Portfolio...............................     0.02%


This Supplement is dated May 13, 2002.